SIGNIFICANT ACCOUNTING POLICIES (Details Textuals) (BRL) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 16, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Short-term Debt [Line Items]
Financial Charges Accrued On Outstanding Principal Of Assets		27,511	23,505
Financial Charges Accrued On Outstanding Principal Of Liabilities		39,250	29,701
Securities purchased under resale agreements		34,734	56,714
Securities sold under repurchase agreements		97,972	66,174
Derivative, Collateral, Obligation to Return Cash		49	46
Reductionin Allowance For Loans and Leases Due To Change In Methodology		935
Range Of Holding Percentage In Unconsolidated Companies For Classificationas Equity Method Of Accounting		20% and 50
Maximum Holding Percentage In Companies That Are Classified As Cost Method Investments		60.00%
Percentage Of Assigned Premiums Assured To Local Reinsurers On Each Cession Of Reinsurance	60.00%	40.00%
Pension and Other Postretirement Benefit Contributions		1,328	1,178	747
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Trading Securities Pledged as Collateral		54,793	6,336
Available-for-sale Securities Pledged as Collateral		8,826	3,019
Held-to-maturity Securities Pledged as Collateral		268	124
Federal Funds Sold and Securities Borrowed or Purchased under Agreements to Resell [Member]
Short-term Debt [Line Items]
Securities Received as Collateral		23,070	51,853
Noncumulative Preferred Stock [Member]
Short-term Debt [Line Items]
Dividends Payable, Amount Per Share		0.022